UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® InterMarket

Income Trust I

SEMIANNUAL REPORT

May 31, 2011

CMK-SEM

MFS® INTERMARKET INCOME TRUST I

New York Stock Exchange Symbol: CMK

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	47.8%
High Yield Corporates	31.0%
Non-U.S. Government Bonds	17.8%
Emerging Markets Bonds	6.1%
Mortgage-Backed Securities	2.4%
Asset-Backed Securities	0.8%
Collateralized Debt Obligations	0.7%
Floating Rate Loans	0.2%
U.S. Government Agencies (o)	0.0%
U.S. Treasury Securities	(0.1)%

Composition including fixed income credit quality (a)(i)
AAA	8.4%
AA	17.4%
A	15.4%
BBB	30.7%
BB	13.6%
B	13.9%
CCC	4.2%
CC	0.5%
C	0.1%
Federal Agencies	2.4%
Not Rated	0.1%
Non-Fixed Income	0.7%
Cash & Other	(7.4)%

Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	6.7 yrs.

Issuer country weightings (i)
United States	57.1%
United Kingdom	6.5%
Japan	4.2%
Canada	3.7%
Netherlands	3.2%
Italy	3.1%
France	3.0%
Spain	2.6%
Germany	1.7%
Other Countries	14.9%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/11.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

William Adams	—	Investment Officer of MFS; employed in the investment area of MFS since 2009. Portfolio manager of the fund since 2011.

James Calmas	—	Investment Officer of MFS; employed in the investment area of MFS since 1988. Portfolio manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 104.6%
Issuer	Shares/Par	Value ($)

Aerospace - 0.6%
BE Aerospace, Inc., 8.5%, 2018	$90,000	$99,637
Bombardier, Inc., 7.5%, 2018 (n)	160,000	179,200
Bombardier, Inc., 7.75%, 2020 (n)	55,000	62,150
CPI International Acquisition, Inc., 8%, 2018 (n)	25,000	25,156
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	100,000	84,250
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	170,000	177,438

		$627,831
Airlines - 0.5%
Continental Airlines, Inc., FRN, 0.659%, 2013	$474,329	$455,356

Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 8%, 2016	$90,000	$97,650
Hanesbrands, Inc., 6.375%, 2020	45,000	44,213
Hanesbrands, Inc., FRN, 3.831%, 2014	75,000	74,719
Phillips-Van Heusen Corp., 7.375%, 2020	105,000	113,400

		$329,982
Asset-Backed & Securitized - 1.5%
Anthracite Ltd., “A”, CDO, FRN, 0.555%, 2019 (z)	$165,762	$149,185
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	300,000	303,090
Crest Ltd., “A1” CDO, FRN, 0.788%, 2018 (z)	260,776	239,914
Equity One ABS, Inc., FRN, 4.205%, 2034	349,221	348,108
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034	194,759	147,839
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	270,000	283,429

		$1,471,565
Automotive - 1.8%
Accuride Corp., 9.5%, 2018	$150,000	$164,625
Allison Transmission, Inc., 11%, 2015 (n)	110,000	118,250
Allison Transmission, Inc., 7.125%, 2019 (n)	145,000	143,913
Ford Motor Credit Co. LLC, 12%, 2015	610,000	779,607
General Motors Financial Co., Inc., 6.75%, 2018 (z)	30,000	30,228
Jaguar Land Rover PLC, 8.125%, 2021 (z)	150,000	153,000
RCI Banque S.A., 4.6%, 2016 (n)	400,000	412,659

		$1,802,282

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$95,000	$105,569

Broadcasting - 2.8%
Allbritton Communications Co., 8%, 2018	$90,000	$93,825
CBS Corp., 5.75%, 2020	110,000	120,461
Citadel Broadcasting Corp., 7.75%, 2018 (n)	15,000	16,219
Gray Television, Inc., 10.5%, 2015	25,000	26,563
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	137,800
Intelsat Bermuda Ltd., 11.25%, 2017	120,000	129,600
Intelsat Jackson Holdings Ltd., 9.5%, 2016	340,000	357,000
Lamar Media Corp., 6.625%, 2015	135,000	138,038
LBI Media, Inc., 8.5%, 2017 (z)	60,000	50,550
Liberty Media Corp., 8.5%, 2029	90,000	88,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)	146,767	146,767
NBC Universal, Inc., 5.95%, 2041 (n)	367,000	377,377
Newport Television LLC, 13%, 2017 (n)(p)	44,302	45,419
News America, Inc., 6.9%, 2039	106,000	119,672
Nexstar Broadcasting, Inc., 7%, 2014 (p)	46,997	47,056
Salem Communications Corp., 9.625%, 2016	14,000	15,015
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	50,000	55,875
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,013
SIRIUS XM Radio, Inc., 13%, 2013 (n)	30,000	35,700
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	60,000	67,050
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	175,000	185,938
Univision Communications, Inc., 6.875%, 2019 (n)	60,000	60,000
Univision Communications, Inc., 7.875%, 2020 (n)	45,000	47,700
WPP Finance, 8%, 2014	400,000	471,337

		$2,849,175
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$75,000	$77,344
E*TRADE Financial Corp., 12.5%, 2017	45,000	54,113
TD AMERITRADE Holding Corp., 5.6%, 2019	570,000	621,200

		$752,657
Building - 0.8%
Building Materials Holding Corp., 6.875%, 2018 (n)	$45,000	$45,900
Building Materials Holding Corp., 7%, 2020 (n)	100,000	104,500
Building Materials Holding Corp., 6.75%, 2021 (n)	40,000	40,300
CRH PLC, 8.125%, 2018	210,000	255,663
Nortek, Inc., 10%, 2018 (n)	25,000	26,000
Nortek, Inc., 8.5%, 2021 (n)	150,000	143,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - continued
Owens Corning, 9%, 2019	$120,000	$143,695

		$759,121
Business Services - 0.5%
First Data Corp., 12.625%, 2021 (n)	$45,000	$48,938
Interactive Data Corp., 10.25%, 2018 (n)	95,000	105,688
Iron Mountain, Inc., 6.625%, 2016	115,000	115,000
SunGard Data Systems, Inc., 10.25%, 2015	125,000	130,000
SunGard Data Systems, Inc., 7.375%, 2018	40,000	40,800
SunGard Data Systems, Inc., 7.625%, 2020	25,000	25,938

		$466,364
Cable TV - 2.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$25,000	$26,469
Cablevision Systems Corp., 8.625%, 2017	70,000	78,925
CCH II LLC, 13.5%, 2016	105,000	124,950
CCO Holdings LLC, 7.875%, 2018	160,000	169,600
CCO Holdings LLC, 8.125%, 2020	50,000	54,063
Cequel Communications Holdings, 8.625%, 2017 (n)	30,000	31,875
Charter Communications Operating LLC, 10.875%, 2014 (n)	65,000	72,150
CSC Holdings LLC, 8.5%, 2014	145,000	162,400
CSC Holdings LLC, 8.5%, 2015	50,000	54,250
DIRECTV Holdings LLC, 5.875%, 2019	160,000	178,897
Insight Communications Co., Inc., 9.375%, 2018 (n)	80,000	89,600
Mediacom LLC, 9.125%, 2019	85,000	92,225
Myriad International Holdings B.V., 6.375%, 2017 (n)	193,000	209,231
Time Warner Cable, Inc., 5.4%, 2012	330,000	346,095
Time Warner Cable, Inc., 8.25%, 2019	110,000	137,612
UPCB Finance III Ltd., 6.625%, 2020 (n)	150,000	149,625
Videotron LTEE, 6.875%, 2014	65,000	65,894
Virgin Media Finance PLC, 9.125%, 2016	130,000	137,150
Virgin Media Finance PLC, 9.5%, 2016	100,000	114,250

		$2,295,261
Chemicals - 1.9%
Celanese U.S. Holdings LLC, 6.625%, 2018	$165,000	$173,869
Dow Chemical Co., 8.55%, 2019	540,000	703,199
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	150,000	161,063
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020	25,000	26,875
Huntsman International LLC, 8.625%, 2021	150,000	167,813
Lyondell Chemical Co., 11%, 2018	279,786	315,109
Momentive Performance Materials, Inc., 12.5%, 2014	119,000	130,900
Momentive Performance Materials, Inc., 11.5%, 2016	121,000	130,378

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Polypore International, Inc., 7.5%, 2017 (n)	$15,000	$15,938
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	140,000	144,862

		$1,970,006
Computer Software - 0.3%
Oracle Corp., 5.375%, 2040 (n)	$244,000	$251,098
Syniverse Holdings, Inc., 9.125%, 2019 (n)	65,000	69,631

		$320,729
Computer Software - Systems - 0.2%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$95,000	$104,619
Eagle Parent, Inc., 8.625%, 2019 (z)	55,000	55,619

		$160,238
Conglomerates - 1.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$100,000	$106,000
Griffon Corp., 7.125%, 2018 (n)	100,000	102,000
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	540,000	596,077
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	350,000	421,349
Pinafore LLC, 9%, 2018 (n)	170,000	186,575

		$1,412,001
Construction - 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$113,000	$123,170

Consumer Products - 1.2%
ACCO Brands Corp., 10.625%, 2015	$10,000	$11,225
ACCO Brands Corp., 7.625%, 2015	50,000	50,688
Easton-Bell Sports, Inc., 9.75%, 2016	80,000	89,800
Elizabeth Arden, Inc., 7.375%, 2021	60,000	63,000
Jarden Corp., 7.5%, 2020	100,000	106,500
Libbey Glass, Inc., 10%, 2015	72,000	78,480
Newell Rubbermaid, Inc., 5.5%, 2013	360,000	386,695
Visant Corp., 10%, 2017	90,000	95,175
Whirlpool Corp., 8%, 2012	279,000	296,493

		$1,178,056
Consumer Services - 0.8%
KAR Holdings, Inc., 10%, 2015	$27,000	$28,418
Realogy Corp., 10.5%, 2014	45,000	46,125
Realogy Corp., 11.5%, 2017 (n)	60,000	63,300
Service Corp. International, 6.75%, 2015	10,000	10,738
Service Corp. International, 7%, 2017	335,000	364,731

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - continued
Western Union Co., FRN, 0.889%, 2013	$340,000	$341,789

		$855,101
Containers - 0.5%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$110,000	$114,125
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	15,000	16,350
Owens-Illinois, Inc., 7.375%, 2016	60,000	66,300
Packaging Dynamics Corp., 8.75%, 2016 (z)	35,000	36,619
Reynolds Group, 8.5%, 2016 (n)	160,000	171,200
Reynolds Group, 7.125%, 2019 (n)	100,000	104,000

		$508,594
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$150,000	$172,510
ManTech International Corp., 7.25%, 2018	90,000	94,950

		$267,460
Electronics - 0.8%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$45,000	$51,244
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	65,000	72,475
Jabil Circuit, Inc., 7.75%, 2016	95,000	107,588
Sensata Technologies B.V., 6.5%, 2019 (z)	80,000	80,900
Tyco Electronics Ltd., 6%, 2012	500,000	532,438

		$844,645
Emerging Market Quasi-Sovereign - 2.1%
Banco do Brasil S.A., 5.875%, 2022 (z)	$544,000	$533,773
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	101,000	98,959
Development Bank of Kazakhstan, 5.5%, 2015 (n)	282,000	297,121
Petrobras International Finance Co., 6.75%, 2041	167,000	177,693
Petroleos Mexicanos, 5.5%, 2021	241,000	250,556
Petroleos Mexicanos, 6.5%, 2041 (z)	14,000	14,081
PTTEP Canada International Finance Ltd., 5.692%, 2021 (n)	200,000	203,980
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	222,733	242,778
VEB Finance Ltd., 6.902%, 2020 (n)	245,000	263,904

		$2,082,845
Emerging Market Sovereign - 0.7%
Republic of Hungary, 6.375%, 2021	$412,000	$431,055
Republic of Philippines, 6.375%, 2034	126,000	136,080
Republic of South Africa, 6.25%, 2041	107,000	116,363

		$683,498

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 3.4%
Anadarko Petroleum Corp., 5.95%, 2016	$300,000	$338,947
ATP Oil & Gas Corp., 11.875%, 2015	50,000	52,000
Bill Barrett Corp., 9.875%, 2016	90,000	102,150
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	80,000	85,000
Chaparral Energy, Inc., 8.875%, 2017	120,000	125,400
Concho Resources, Inc., 8.625%, 2017	60,000	65,400
Concho Resources, Inc., 6.5%, 2022	115,000	115,575
Connacher Oil & Gas Ltd., 8.5%, 2019 (z)	55,000	54,313
Continental Resources, Inc., 8.25%, 2019	90,000	99,000
Denbury Resources, Inc., 8.25%, 2020	95,000	104,975
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	95,000	102,363
Harvest Operations Corp., 6.875%, 2017 (n)	155,000	163,525
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	166,400
LINN Energy LLC, 6.5%, 2019 (z)	35,000	35,000
LINN Energy LLC, 8.625%, 2020	35,000	38,325
LINN Energy LLC, 7.75%, 2021 (n)	72,000	75,960
Newfield Exploration Co., 6.625%, 2014	100,000	102,000
Newfield Exploration Co., 6.625%, 2016	95,000	98,206
Newfield Exploration Co., 6.875%, 2020	35,000	37,100
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (z)	293,000	299,886
OPTI Canada, Inc., 9.75%, 2013 (n)	80,000	80,500
OPTI Canada, Inc., 8.25%, 2014	175,000	87,063
Petrohawk Energy Corp., 7.25%, 2018	35,000	36,706
Pioneer Natural Resources Co., 6.875%, 2018	100,000	109,614
Pioneer Natural Resources Co., 7.5%, 2020	225,000	255,534
QEP Resources, Inc., 6.875%, 2021	180,000	193,500
Quicksilver Resources, Inc., 9.125%, 2019	90,000	98,550
Range Resources Corp., 8%, 2019	65,000	71,013
SandRidge Energy, Inc., 8%, 2018 (n)	160,000	168,000
Talisman Energy, Inc., 7.75%, 2019	50,000	62,372
Whiting Petroleum Corp., 6.5%, 2018	55,000	57,200

		$3,481,577
Energy - Integrated - 1.5%
BP Capital Markets PLC, 4.5%, 2020	$106,000	$108,563
BP Capital Markets PLC, 4.742%, 2021	240,000	248,354
CCL Finance Ltd., 9.5%, 2014 (n)	107,000	124,120
Cenovus Energy, Inc., 4.5%, 2014	140,000	152,253
Hess Corp., 8.125%, 2019	120,000	154,432
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	124,000	139,810
Petro-Canada, 6.05%, 2018	500,000	574,058

		$1,501,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Engineering - Construction - 0.0%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$40,000	$40,450

Entertainment - 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$175,000	$187,906
AMC Entertainment, Inc., 9.75%, 2020 (n)	50,000	53,063
Cinemark USA, Inc., 8.625%, 2019	135,000	147,488

		$388,457
Financial Institutions - 2.6%
CIT Group, Inc., 5.25%, 2014 (n)	$135,000	$137,512
CIT Group, Inc., 7%, 2016	160,000	160,600
CIT Group, Inc., 7%, 2017	440,000	441,650
CIT Group, Inc., 6.625%, 2018 (n)	107,000	112,513
General Electric Capital Corp., 6%, 2019	130,000	145,601
General Electric Capital Corp., 5.5%, 2020	250,000	270,577
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	145,000	150,800
General Electric Capital Corp., FRN, 1.143%, 2014	300,000	301,473
International Lease Finance Corp., 8.75%, 2017	125,000	141,563
International Lease Finance Corp., 7.125%, 2018 (n)	152,000	166,440
International Lease Finance Corp., 8.25%, 2020	25,000	28,063
Nationstar Mortgage LLC, 10.875%, 2015 (n)	150,000	157,500
SLM Corp., 8.45%, 2018	45,000	50,738
SLM Corp., 8%, 2020	180,000	198,505
Springleaf Finance Corp., 6.9%, 2017	205,000	194,750

		$2,658,285
Food & Beverages - 3.0%
Anheuser-Busch InBev S.A., 7.75%, 2019	$440,000	$561,715
ARAMARK Corp., 8.5%, 2015	300,000	312,000
B&G Foods, Inc., 7.625%, 2018	155,000	166,625
Conagra Foods, Inc., 5.875%, 2014	500,000	551,645
Kraft Foods, Inc., 6.75%, 2014	150,000	170,403
Kraft Foods, Inc., 6.125%, 2018	130,000	149,696
Miller Brewing Co., 5.5%, 2013 (n)	380,000	413,786
Pernod Ricard S.A., 5.75%, 2021 (z)	156,000	164,998
Pinnacle Foods Finance LLC, 9.25%, 2015	125,000	130,938
Pinnacle Foods Finance LLC, 10.625%, 2017	35,000	37,538
Pinnacle Foods Finance LLC, 8.25%, 2017	25,000	26,531
SABMiller PLC, 6.2%, 2011 (n)	300,000	301,286
TreeHouse Foods, Inc., 7.75%, 2018	80,000	86,400

		$3,073,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Drug Stores - 0.5%
CVS Caremark Corp., 3.25%, 2015		$180,000	$186,996
CVS Caremark Corp., 5.75%, 2041		350,000	347,019

			$534,015
Forest & Paper Products - 0.8%
Boise, Inc., 8%, 2020		$95,000	$102,600
Cascades, Inc., 7.75%, 2017		65,000	68,900
Georgia-Pacific Corp., 7.125%, 2017 (n)		95,000	100,938
Georgia-Pacific Corp., 8%, 2024		50,000	60,250
Georgia-Pacific Corp., 7.25%, 2028		30,000	34,013
Graphic Packaging Holding Co., 7.875%, 2018		60,000	65,400
Inversiones CMPC S.A., 4.75%, 2018 (n)		260,000	260,749
JSG Funding PLC, 7.75%, 2015		10,000	10,263
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	150,026

			$853,139
Gaming & Lodging - 1.9%
American Casinos, Inc., 7.5%, 2021 (n)		$85,000	$88,188
Boyd Gaming Corp., 7.125%, 2016		35,000	33,031
Firekeepers Development Authority, 13.875%, 2015 (n)		100,000	117,250
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		115,000	58
GWR Operating Partnership LLP, 10.875%, 2017		50,000	54,500
Harrah’s Operating Co., Inc., 11.25%, 2017		110,000	123,750
Harrah’s Operating Co., Inc., 10%, 2018		4,000	3,600
Harrah’s Operating Co., Inc., 10%, 2018		76,000	70,300
Host Hotels & Resorts, Inc., 6.75%, 2016		70,000	72,275
Host Hotels & Resorts, Inc., 9%, 2017		90,000	101,700
Marriott International, Inc., 5.625%, 2013		230,000	246,172
MGM Mirage, 10.375%, 2014		15,000	17,325
MGM Mirage, 11.125%, 2017		45,000	52,200
MGM Resorts International, 11.375%, 2018		60,000	69,000
MGM Resorts International, 9%, 2020		85,000	94,563
Penn National Gaming, Inc., 8.75%, 2019		95,000	103,669
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		35,000	35,963
Station Casinos, Inc., 6.875%, 2016 (d)		395,000	40
Station Casinos, Inc., 6.625%, 2018 (d)		290,000	29
Wyndham Worldwide Corp., 6%, 2016		150,000	160,229
Wyndham Worldwide Corp., 5.75%, 2018		250,000	264,119
Wyndham Worldwide Corp., 7.375%, 2020		95,000	106,872
Wynn Las Vegas LLC, 7.75%, 2020		95,000	104,144

			$1,918,977

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Industrial - 1.4%
Altra Holdings, Inc., 8.125%, 2016		$65,000	$70,363
Cornell University, 4.35%, 2014		240,000	258,624
Diversey, Inc., 8.25%, 2019		60,000	64,800
Johns Hopkins University, 5.25%, 2019		470,000	529,540
Mueller Water Products, Inc., 7.375%, 2017		28,000	28,070
Mueller Water Products, Inc., 8.75%, 2020		77,000	86,240
Princeton University, 4.95%, 2019		310,000	346,038

			$1,383,675
Insurance - 3.2%
Aflac, Inc., 6.45%, 2040		$240,000	$246,827
ING Bank N.V., FRN, 1.359%, 2013 (n)		380,000	381,414
ING Groep N.V., 5.775% to 2015, FRN to 2049		620,000	576,600
Metropolitan Life Global Funding, 2.875%, 2012 (n)		300,000	307,561
Metropolitan Life Global Funding, 5.125%, 2014 (n)		180,000	197,028
Principal Financial Group, Inc., 8.875%, 2019		250,000	324,950
Prudential Financial, Inc., 3.625%, 2012		230,000	237,424
Prudential Financial, Inc., 6.2%, 2015		450,000	509,873
Unum Group, 7.125%, 2016		370,000	430,754

			$3,212,431
Insurance - Health - 0.3%
WellPoint, Inc., 6.8%, 2012		$320,000	$341,711

Insurance - Property & Casualty - 2.1%
Aon Corp., 3.5%, 2015		$350,000	$361,396
CNA Financial Corp., 5.875%, 2020		390,000	418,016
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		150,000	203,250
PartnerRe Ltd., 5.5%, 2020		257,000	264,341
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (z)		310,000	312,175
USI Holdings Corp., 9.75%, 2015 (z)		75,000	76,875
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		500,000	516,250

			$2,152,303
International Market Quasi-Sovereign - 3.8%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)		$240,000	$245,695
Bank of Ireland, 2.75%, 2012 (n)		620,000	590,565
Canada Housing Trust, 4.6%, 2011 (n)	CAD	210,000	218,919
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	532,244
ING Bank N.V., 3.9%, 2014 (n)		530,000	572,149
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		700,000	619,660
Royal Bank of Scotland PLC, FRN, 0.964%, 2012 (n)		577,000	580,357
Vestjysk Bank A/S, FRN, 0.859%, 2013 (n)		240,000	241,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Westpac Banking Corp., 3.45%, 2014 (n)		$220,000	$234,809

			$3,835,982
International Market Sovereign - 12.9%
Federal Republic of Germany, 3.75%, 2015	EUR	528,000	$805,298
Federal Republic of Germany, 4.25%, 2018	EUR	215,000	340,180
Federal Republic of Germany, 6.25%, 2030	EUR	260,000	510,250
Government of Bermuda, 5.603%, 2020 (n)		$115,000	125,638
Government of Canada, 4.5%, 2015	CAD	171,000	192,505
Government of Canada, 4.25%, 2018	CAD	90,000	102,009
Government of Canada, 5.75%, 2033	CAD	31,000	43,088
Government of Japan, 1.5%, 2012	JPY	39,000,000	485,183
Government of Japan, 1.3%, 2014	JPY	86,000,000	1,091,420
Government of Japan, 1.7%, 2017	JPY	121,000,000	1,582,590
Government of Japan, 2.2%, 2027	JPY	39,000,000	507,696
Government of Japan, 2.4%, 2037	JPY	41,000,000	539,217
Kingdom of Belgium, 5.5%, 2017	EUR	229,000	361,600
Kingdom of Spain, 4.6%, 2019	EUR	327,000	455,538
Kingdom of the Netherlands, 3.75%, 2014	EUR	581,000	879,043
Kingdom of the Netherlands, 5.5%, 2028	EUR	71,000	125,860
Republic of Austria, 4.65%, 2018	EUR	281,000	442,901
Republic of France, 4.75%, 2012	EUR	265,000	398,088
Republic of France, 6%, 2025	EUR	222,000	401,139
Republic of France, 4.75%, 2035	EUR	301,000	484,707
Republic of Ireland, 4.5%, 2020	EUR	105,000	99,154
Republic of Italy, 4.75%, 2013	EUR	582,000	864,358
Republic of Italy, 5.25%, 2017	EUR	776,000	1,184,527
United Kingdom Treasury, 8%, 2015	GBP	275,000	569,572
United Kingdom Treasury, 8%, 2021	GBP	104,000	239,483
United Kingdom Treasury, 4.25%, 2036	GBP	144,000	241,672

			$13,072,716
Local Authorities - 1.1%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$310,000	$313,612
Province of Ontario, 2.625%, 2012		800,000	811,742

			$1,125,354
Machinery & Tools - 0.4%
Case Corp., 7.25%, 2016		$50,000	$54,563
Case New Holland, Inc., 7.875%, 2017 (n)		200,000	222,500
Rental Service Corp., 9.5%, 2014		57,000	59,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - continued
RSC Equipment Rental, Inc., 8.25%, 2021	$45,000	$46,463

		$383,234
Major Banks - 8.9%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$409,364
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	610,000	477,325
Bank of America Corp., 7.375%, 2014	280,000	319,703
Bank of America Corp., 8% to 2018, FRN to 2049	325,000	349,261
Barclays Bank PLC, 5.125%, 2020	340,000	351,800
Barclays Bank PLC, FRN, 1.322%, 2014	190,000	191,330
BB&T Corp., 2.05%, 2014	300,000	303,595
Commonwealth Bank of Australia, 5%, 2019 (n)	320,000	336,504
Credit Suisse New York, 5.5%, 2014	490,000	543,360
Credit Suisse New York, FRN, 1.24%, 2014	250,000	252,402
Danske Bank A/S, 3.75%, 2015 (n)	510,000	526,369
Goldman Sachs Group, Inc., 6%, 2014	700,000	770,403
HSBC USA, Inc., 4.875%, 2020	360,000	363,526
Intesa Sanpaolo S.p.A., FRN, 2.657%, 2014 (n)	200,000	204,860
JPMorgan Chase & Co., 4.625%, 2021	360,000	361,287
JPMorgan Chase & Co., FRN, 1.023%, 2014	380,000	380,339
JPMorgan Chase Capital XXII, 6.45%, 2087	261,000	269,094
JPMorgan Chase Capital XXVII, 7%, 2039	69,000	71,109
Macquarie Group Ltd., 6%, 2020 (n)	410,000	422,469
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	44,869
Morgan Stanley, 6%, 2014	160,000	175,610
Morgan Stanley, 7.3%, 2019	110,000	126,673
Morgan Stanley, 5.625%, 2019	180,000	190,565
Morgan Stanley, FRN, 1.873%, 2014	260,000	262,709
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	245,000	232,138
Royal Bank of Scotland PLC, 6.125%, 2021	200,000	210,590
Standard Chartered PLC, 3.85%, 2015 (n)	290,000	303,488
Wells Fargo & Co., 4.375%, 2013	410,000	432,660
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	141,000	154,924

		$9,038,326
Medical & Health Technology & Services - 2.6%
Biomet, Inc., 10%, 2017	$60,000	$66,300
Biomet, Inc., 10.375%, 2017 (p)	45,000	49,950
Biomet, Inc., 11.625%, 2017	105,000	117,863
Cardinal Health, Inc., 5.8%, 2016	279,000	316,884
CDRT Merger Sub, Inc., 8.125%, 2019 (z)	30,000	30,263
Davita, Inc., 6.375%, 2018	125,000	127,969
Davita, Inc., 6.625%, 2020	40,000	41,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	$65,000	$74,344
HCA, Inc., 9.25%, 2016	160,000	170,800
HCA, Inc., 8.5%, 2019	260,000	290,875
HealthSouth Corp., 8.125%, 2020	215,000	236,500
Hospira, Inc., 6.05%, 2017	130,000	148,456
McKesson Corp., 3.25%, 2016	340,000	351,179
United Surgical Partners International, Inc., 8.875%, 2017	30,000	31,763
United Surgical Partners International, Inc., 9.25%, 2017 (p)	45,000	47,756
Universal Health Services, Inc., 7%, 2018	45,000	47,081
Universal Hospital Services, Inc., 8.5%, 2015 (p)	185,000	191,475
Vanguard Health Systems, Inc., 8%, 2018	160,000	166,800
VWR Funding, Inc., 10.25%, 2015 (p)	128,437	134,377

		$2,641,635
Metals & Mining - 1.9%
ArcelorMittal, 5.5%, 2021	$610,000	$614,519
Arch Western Finance LLC, 6.75%, 2013	45,000	45,169
Cloud Peak Energy, Inc., 8.25%, 2017	95,000	103,550
Cloud Peak Energy, Inc., 8.5%, 2019	125,000	139,375
Consol Energy, Inc., 8%, 2017	65,000	71,175
Consol Energy, Inc., 8.25%, 2020	45,000	49,950
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	207,000	201,459
Novelis, Inc., 8.375%, 2017	55,000	59,950
Novelis, Inc., 8.75%, 2020	25,000	27,625
Peabody Energy Corp., 7.375%, 2016	145,000	163,850
Vale Overseas Ltd., 5.625%, 2019	100,000	107,010
Vale Overseas Ltd., 4.625%, 2020	169,000	168,087
Vale Overseas Ltd., 6.875%, 2039	117,000	129,367

		$1,881,086
Mortgage-Backed - 2.4%
Fannie Mae, 6.5%, 2036	$533,598	$604,592
Fannie Mae, 6%, 2037 (f)	369,690	407,255
Freddie Mac, 4.224%, 2020	275,759	288,872
Ginnie Mae, 9%, 2016	36,403	41,020
Ginnie Mae, 11%, 2018 - 2019	11,557	12,551
Ginnie Mae, 5.612%, 2058	527,447	568,377
Ginnie Mae, 6.357%, 2058	488,457	532,247

		$2,454,914
Natural Gas - Distribution - 0.2%
AmeriGas Partners LP, 7.125%, 2016	$145,000	$149,713

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Distribution - continued
Ferrellgas Partners LP, 8.625%, 2020	$65,000	$71,500

		$221,213
Natural Gas - Pipeline - 2.0%
Colorado Interstate Gas Co., 6.8%, 2015	$32,000	$37,484
Crosstex Energy, Inc., 8.875%, 2018	145,000	157,325
El Paso Corp., 7%, 2017	145,000	168,111
El Paso Corp., 7.75%, 2032	105,000	127,899
Energy Transfer Equity LP, 7.5%, 2020	165,000	179,850
Enterprise Products Operating LP, 5.65%, 2013	500,000	539,012
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	59,000	64,310
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	38,000	40,090
Kinder Morgan Energy Partners LP, 5.85%, 2012	271,000	287,187
Kinder Morgan Energy Partners LP, 6.375%, 2041	360,000	382,751

		$1,984,019
Network & Telecom - 2.8%
British Telecommunications PLC, 5.15%, 2013	$255,000	$271,394
Cincinnati Bell, Inc., 8.25%, 2017	30,000	30,563
Cincinnati Bell, Inc., 8.75%, 2018	80,000	77,200
Citizens Communications Co., 9%, 2031	40,000	41,750
France Telecom, 4.375%, 2014	240,000	261,374
Frontier Communications Corp., 8.125%, 2018	110,000	120,863
Qwest Communications International, Inc., 8%, 2015	40,000	43,800
Qwest Communications International, Inc., 7.125%, 2018 (n)	95,000	102,956
Qwest Communications International, Inc. “B”, 7.5%, 2014	100,000	101,375
Qwest Corp., 7.5%, 2014	95,000	107,825
Telefonica Emisiones S.A.U., 2.582%, 2013	500,000	507,209
Telefonica S.A., 5.877%, 2019	330,000	355,940
Verizon Communications, Inc., 8.75%, 2018	440,000	577,175
Windstream Corp., 8.125%, 2018	15,000	16,369
Windstream Corp., 7.75%, 2020	130,000	139,750
Windstream Corp., 7.75%, 2021	35,000	37,888

		$2,793,431
Oil Services - 0.4%
Expro Finance Luxembourg, 8.5%, 2016 (n)	$105,000	$102,375
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	140,000	144,200
Pioneer Drilling Co., 9.875%, 2018	125,000	135,469
Unit Corp., 6.625%, 2021	15,000	15,225

		$397,269

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.3%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$253,000	$263,753

Other Banks & Diversified Financials - 4.6%
American Express Centurion Bank, 5.5%, 2013	$250,000	$268,705
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	500,000	502,537
Bancolombia S.A., 5.95%, 2021 (z)	102,000	102,383
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)	151,000	152,321
BBVA Senior Finance S.A. Unipersonal, FRN, 2.385%, 2014	300,000	299,705
Citigroup, Inc., 6.375%, 2014	230,000	257,301
Citigroup, Inc., 6.01%, 2015	200,000	221,725
Citigroup, Inc., 8.5%, 2019	204,000	256,186
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	243,000	286,684
LBG Capital No.1 PLC, 7.875%, 2020 (n)	230,000	226,550
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	480,000	490,070
Santander Holdings USA, Inc., 4.625%, 2016	50,000	51,464
Santander UK PLC, 8.963% to 2030, FRN to 2049	176,000	198,387
Svenska Handelsbanken AB, 4.875%, 2014 (n)	580,000	632,631
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (z)	201,000	196,980
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	500,000	503,750

		$4,647,379
Pharmaceuticals - 1.5%
Celgene Corp., 2.45%, 2015	$130,000	$129,092
Celgene Corp., 3.95%, 2020	300,000	292,866
Pfizer, Inc., 6.2%, 2019	500,000	590,159
Roche Holdings, Inc., 6%, 2019 (n)	390,000	455,816

		$1,467,933
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 2021	$320,000	$343,415

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$9,917	$10,760
McClatchy Co., 11.5%, 2017	55,000	60,225
Nielsen Finance LLC, 11.5%, 2016	45,000	53,213
Nielsen Finance LLC, 7.75%, 2018 (n)	40,000	42,900

		$167,098
Railroad & Shipping - 0.2%
Kansas City Southern de Mexico, 6.125%, 2021 (z)	$40,000	$40,200
Kansas City Southern Railway, 8%, 2015	130,000	141,375

		$181,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 0.9%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	$45,000	$42,975
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	85,000	93,500
HCP, Inc., REIT, 5.375%, 2021	283,000	297,070
Kennedy Wilson, Inc., 8.75%, 2019 (n)	65,000	65,813
Kimco Realty Corp., REIT, 6.875%, 2019	82,000	96,182
MPT Operating Partnership, 6.875%, 2021 (n)	55,000	55,275
WEA Finance LLC, REIT, 6.75%, 2019 (n)	250,000	291,186

		$942,001
Retailers - 1.9%
AutoZone, Inc., 6.5%, 2014	$420,000	$472,627
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	50,000	50,125
Express LLC/Express Finance Corp., 8.75%, 2018	60,000	65,100
Limited Brands, Inc., 6.9%, 2017	70,000	76,300
Limited Brands, Inc., 6.95%, 2033	40,000	37,250
Macy’s, Inc., 8.125%, 2015	330,000	396,000
Neiman Marcus Group, Inc., 10.375%, 2015	100,000	105,250
QVC, Inc., 7.375%, 2020 (n)	70,000	75,075
Sally Beauty Holdings, Inc., 10.5%, 2016	65,000	70,525
Staples, Inc., 9.75%, 2014	260,000	311,472
Toys “R” Us Property Co. II LLC, 8.5%, 2017	55,000	58,919
Toys “R” Us, Inc., 10.75%, 2017	145,000	163,850
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	25,000	25,750

		$1,908,243
Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$70,000	$75,688
Michaels Stores, Inc., 7.75%, 2018 (n)	70,000	71,575

		$147,263
Supermarkets - 0.8%
Delhaize Group, 5.875%, 2014	$290,000	$319,262
Safeway, Inc., 6.25%, 2014	400,000	446,381

		$765,643
Supranational - 0.5%
Central American Bank, 4.875%, 2012 (n)	$450,000	$457,869

Telecommunications - Wireless - 2.9%
American Tower Corp., 4.625%, 2015	$180,000	$191,009
Clearwire Corp., 12%, 2015 (n)	150,000	164,063
Crown Castle International Corp., 9%, 2015	65,000	72,150
Crown Castle International Corp., 7.125%, 2019	250,000	266,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Crown Castle Towers LLC, 6.113%, 2020 (n)	$363,000	$399,284
EH Holding Corp., 7.625%, 2021 (z)	20,000	20,450
MetroPCS Wireless, Inc., 7.875%, 2018	85,000	91,481
Nextel Communications, Inc., 7.375%, 2015	95,000	95,594
NII Holdings, Inc., 10%, 2016	90,000	103,275
NII Holdings, Inc., 8.875%, 2019	55,000	60,913
NII Holdings, Inc., 7.625%, 2021	40,000	42,450
Rogers Communications, Inc., 6.8%, 2018	600,000	715,328
Sprint Capital Corp., 6.875%, 2028	50,000	48,500
Sprint Nextel Corp., 8.375%, 2017	270,000	304,425
Sprint Nextel Corp., 8.75%, 2032	35,000	38,631
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	230,000	267,375

		$2,881,178
Telephone Services - 0.0%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$40,000	$41,800

Tobacco - 1.2%
Altria Group, Inc., 9.25%, 2019	$410,000	$541,605
Lorillard Tobacco Co., 8.125%, 2019	141,000	168,882
Lorillard Tobacco Co., 6.875%, 2020	170,000	189,322
Reynolds American, Inc., 6.75%, 2017	300,000	350,733

		$1,250,542
Transportation - 0.0%
Navios S.A. Logistics, Inc., 9.25%, 2019 (n)	$44,000	$44,880

Transportation - Services - 1.0%
ACL I Corp., 10.625%, 2016 (p)(z)	$80,000	$77,270
American Petroleum Tankers LLC, 10.25%, 2015	45,000	47,813
Commercial Barge Line Co., 12.5%, 2017	160,000	185,600
Erac USA Finance Co., 6.375%, 2017 (n)	340,000	393,303
Hertz Corp., 8.875%, 2014	15,000	15,375
Hertz Corp., 7.5%, 2018 (n)	65,000	68,250
Hertz Corp., 7.375%, 2021 (n)	55,000	56,925
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	40,000	40,900
Navios Maritime Acquisition Corp., 8.625%, 2017	40,000	40,900
Navios Maritime Holdings, Inc., 8.875%, 2017	50,000	53,625
Swift Services Holdings, Inc., 10%, 2018 (n)	65,000	72,150

		$1,052,111
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$20,122

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 5.5%
AES Corp., 8%, 2017	$160,000	$173,000
Allegheny Energy, Inc., 5.75%, 2019 (n)	340,000	357,238
Calpine Corp., 8%, 2016 (n)	105,000	114,450
Calpine Corp., 7.875%, 2020 (n)	125,000	132,500
CMS Energy Corp., 4.25%, 2015	250,000	259,613
Colbun S.A., 6%, 2020 (n)	164,000	173,137
Covanta Holding Corp., 7.25%, 2020	70,000	75,219
Duke Energy Corp., 3.35%, 2015	380,000	395,411
Dynegy Holdings, Inc., 7.5%, 2015	35,000	29,488
Dynegy Holdings, Inc., 7.125%, 2018	195,000	136,500
Dynegy Holdings, Inc., 7.75%, 2019	140,000	102,200
Edison Mission Energy, 7%, 2017	165,000	136,538
EDP Finance B.V., 6%, 2018 (n)	380,000	369,815
Enel Finance International S.A., 5.7%, 2013 (n)	300,000	319,572
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	296,256
Energy Future Holdings Corp., 10%, 2020	120,000	129,919
Energy Future Holdings Corp., 10%, 2020	250,000	271,915
Exelon Generation Co. LLC, 5.2%, 2019	150,000	158,282
FirstEnergy Corp., 6.45%, 2011	22,000	22,515
GenOn Energy, Inc., 9.875%, 2020	155,000	163,138
Georgia Power Co., 6%, 2013	150,000	167,002
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	440,000	456,377
NRG Energy, Inc., 7.375%, 2017	90,000	94,950
NRG Energy, Inc., 8.25%, 2020	90,000	92,250
Oncor Electric Delivery Co., 5.95%, 2013	430,000	471,414
PPL WEM Holdings PLC, 3.9%, 2016 (n)	370,000	381,880
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	40,000	40,500

		$5,521,079
Total Bonds (Identified Cost, $99,666,866)		$105,794,740

Floating Rate Loans (g)(r) - 0.2%
Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.71%, 2014	$39,687	$39,375
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	31,358	31,534

		$70,909
Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$3,909	$4,025

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$43,780	$43,711

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$117,595	$922
MGM Mirage, Term Loan, 7%, 2014	65,595	65,212

		$66,134
Total Floating Rate Loans (Identified Cost, $245,134)		$184,779

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$30,169

Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (a)	14	$38,500

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	2,541	$44,061

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	72	$4,086
Total Common Stocks (Identified Cost, $152,272)		$116,816

Convertible Preferred Stocks - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%	2,370	$118,737

Insurance - 0.1%
MetLife, Inc., 5%	1,260	$104,215
Total Convertible Preferred Stocks (Identified Cost, $222,521)		$222,952

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (n)	50	$48,298
Ally Financial, Inc., “A”, 8.5%	5,051	133,043
GMAC Capital Trust I, 8.125%	3,075	80,780
Total Preferred Stocks (Identified Cost, $258,029)		$262,121

Portfolio of Investments (unaudited) – continued

Warrants - 0.1%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a) (Identified Cost, $56,708)	$0.01	7/14/10	30	$82,500

Money Market Funds (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value			1,366,315	$1,366,315
Total Investments (Identified Cost, $101,967,845)				$108,030,223

Other Assets, Less Liabilities - (6.8)%				(6,881,632)
Net Assets - 100.0%				$101,148,591

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $26,528,813, representing 26.23% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$78,664	$77,270
American Media, Inc., 13.5%, 2018	12/22/10	10,070	10,760
Anthracite Ltd., “A”, CDO, FRN, 0.555%, 2019	1/28/10	122,487	149,185
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11	40,000	40,450
Banco do Brasil S.A., 5.875%, 2022	5/19/11	536,909	533,773

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bancolombia S.A., 5.95%, 2021	5/24/11	$101,530	$102,383
CDRT Merger Sub, Inc., 8.125%, 2019	5/13/11	30,000	30,263
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	300,367	303,090
Connacher Oil & Gas Ltd., 8.5%, 2019	5/20/11	55,000	54,313
Crest Ltd., “A1” CDO, FRN, 0.788%, 2018	1/21/10	200,176	239,914
EH Holding Corp., 7.625%, 2021	5/17/11	20,000	20,450
Eagle Parent, Inc., 8.625%, 2019	5/11/11-5/24/11	55,674	55,619
General Motors Financial Co., Inc., 6.75%, 2018	5/26/11	30,000	30,228
Jaguar Land Rover PLC, 8.125%, 2021	5/16/11	154,302	153,000
Kansas City Southern de Mexico, 6.125%, 2021	5/06/11-5/09/11	40,349	40,200
LBI Media, Inc., 8.5%, 2017	7/18/07	59,295	50,550
LINN Energy LLC, 6.5%, 2019	5/10/11	34,733	35,000
Local TV Finance LLC, 9.25%, 2015	5/02/07-2/16/11	146,907	146,767
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	40,898	40,900
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018	5/26/11	293,000	299,886
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	35,562	36,619
Pernod Ricard S.A., 5.75%, 2021	4/04/11	154,558	164,998
Petroleos Mexicanos, 6.5%, 2041	5/25/11	13,899	14,081
QBE Capital Funding III Ltd., FRN, 7.25%, 2041	5/17/11	310,000	312,175
Sensata Technologies B.V., 6.5%, 2019	5/06/11-5/18/11	80,698	80,900
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11	35,000	35,963
Turkiye Garanti Bankasi A.S., 6.25%, 2021	4/14/11	199,178	196,980
USI Holdings Corp., 9.75%, 2015	4/26/07-5/03/07	75,467	76,875
Total Restricted Securities			$3,332,592
% of Net Assets			3.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/11

Forward Foreign Currency Exchange Contracts at 5/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Goldman Sachs International	541,015	7/12/11	$559,403	$557,853	$1,550
BUY	CNY	Deutsche Bank AG	3,258,000	11/16/11	507,200	507,271	71
BUY	EUR	Citibank N.A.	24,688	7/12/11	35,387	35,495	108
BUY	EUR	Credit Suisse Group	76,514	7/12/11	109,217	110,009	792
BUY	EUR	JPMorgan Chase Bank N.A.	441,522	7/12/11	630,030	634,801	4,771
SELL	EUR	HSBC Bank	13,905	7/12/11	20,191	19,991	200
BUY	IDR	JPMorgan Chase Bank N.A.	1,361,663,000	7/26/11	157,966	158,069	103
BUY	SEK	Credit Suisse Group	14,605	7/12/11	2,333	2,362	29

							$7,624

Liability Derivatives
SELL	EUR	Deutsche Bank AG	60,756	7/12/11	$86,206	$87,352	$(1,146)
SELL	EUR	Goldman Sachs International	24,688	7/12/11	35,489	35,495	(6)
SELL	EUR	UBS AG	2,522,500	6/15/11	3,485,401	3,629,065	(143,664)
SELL	GBP	Barclays Bank PLC	313,414	7/12/11	510,679	515,314	(4,635)
SELL	GBP	Deutsche Bank AG	313,414	7/12/11	510,869	515,314	(4,445)
SELL	JPY	Credit Suisse Group	61,945,636	7/12/11	729,622	760,079	(30,457)

							$(184,353)

Futures Contracts Outstanding at 5/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	1	$124,844	September - 2011	$(402)

Swap Agreements at 5/31/11

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	460,000(a)	Goldman Sachs International	1.00% (fixed rate)	(1)	$10,600

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.

Portfolio of Investments (unaudited) – continued

(a)	Net unamortized premiums received by the fund amounted to $702.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At May 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $100,601,530)	$106,663,908
Underlying affiliated funds, at cost and value	1,366,315
Total investments, at value (identified cost, $101,967,845)		$108,030,223
Cash	1,909
Receivables for
Forward foreign currency exchange contracts	7,624
Investments sold	312,156
Interest and dividends	1,556,928
Swaps, at value (net unamortized premiums received, $702)	10,600
Other assets	17,778
Total assets		$109,937,218
Liabilities
Notes payable	$8,000,000
Payables for
Distributions	30,219
Forward foreign currency exchange contracts	184,353
Daily variation margin on open futures contracts	250
Investments purchased	498,429
Payable to affiliates
Investment adviser	10,718
Transfer agent and dividend disbursing costs	956
Payable for independent Trustees’ compensation	3,185
Accrued interest expense	7,762
Accrued expenses and other liabilities	52,755
Total liabilities		$8,788,627
Net assets		$101,148,591
Net assets consist of
Paid-in capital	$101,703,624
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,902,559
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,552,964)
Undistributed net investment income	95,372
Net assets		$101,148,591
Shares of beneficial interest outstanding		10,865,900
Net asset value per share (net assets of $101,148,591 / 10,865,900 shares of beneficial interest outstanding)		$9.31

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,918,795
Dividends	5,598
Dividends from underlying affiliated funds	3,018
Total investment income		$2,927,411
Expenses
Management fee	$373,578
Transfer agent and dividend disbursing costs	10,714
Administrative services fee	12,140
Independent Trustees’ compensation	8,229
Stock exchange fee	12,020
Custodian fee	9,234
Interest expense	48,545
Shareholder communications	18,771
Auditing fees	31,278
Legal fees	3,463
Miscellaneous	11,037
Total expenses		$539,009
Fees paid indirectly	(34)
Reduction of expenses by investment adviser	(235)
Net expenses		$538,740
Net investment income		$2,388,671
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$1,409,706
Futures contracts	17,109
Swap transactions	2,429
Foreign currency transactions	(265,546)
Net realized gain (loss) on investments and foreign currency transactions		$1,163,698
Change in unrealized appreciation (depreciation)
Investments	$831,125
Futures contracts	463
Swap transactions	1,122
Translation of assets and liabilities in foreign currencies	(119,105)
Net unrealized gain (loss) on investments and foreign currency translation		$713,605
Net realized and unrealized gain (loss) on investments and foreign currency		$1,877,303
Change in net assets from operations		$4,265,974

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/11	Year ended 11/30/10
Change in net assets	(unaudited)
From operations
Net investment income	$2,388,671	$5,132,504
Net realized gain (loss) on investments and foreign currency transactions	1,163,698	1,840,327
Net unrealized gain (loss) on investments and foreign currency translation	713,605	1,710,201
Change in net assets from operations	$4,265,974	$8,683,032
Distributions declared to shareholders
From net investment income	$(2,756,135)	$(5,365,654)
Change in net assets from fund share transactions	$(326,343)	$22,650
Total change in net assets	$1,183,496	$3,340,028
Net assets
At beginning of period	99,965,095	96,625,067
At end of period (including undistributed net investment income of $95,372 and $462,836, respectively)	$101,148,591	$99,965,095

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007		2006

Net asset value, beginning of period	$9.17		$8.86	$7.62	$9.03	$9.21		$9.25
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.47	$0.49	$0.46	$0.47		$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.33	1.50	(1.36)	(0.00	)(w)	0.14
Total from investment operations	$0.39		$0.80	$1.99	$(0.90)	$0.47		$0.64
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.49)	$(0.63)	$(0.51)	$(0.65)		$(0.68)
From tax return of capital	—		—	(0.12)	—	—		—
Total distributions declared to shareholders	$(0.25)		$(0.49)	$(0.75)	$(0.51)	$(0.65)		$(0.68)
Net increase from repurchase of capital shares	$0.00	(w)	$—	$0.00 (w)	$0.00 (w)	$—		$—
Net asset value, end of period	$9.31		$9.17	$8.86	$7.62	$9.03		$9.21
Per share market value, end of period	$8.30		$8.38	$7.98	$5.94	$8.19		$8.44
Total return at market value (%)	2.12	(n)	11.47	48.70	(22.46)	4.84		13.27
Total return at net asset value (%) (j)(r)(s)(t)	4.68	(n)	9.86	28.70	(9.78)	5.93		8.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.11	1.18	1.17	1.02		1.11
Expenses after expense reductions (f)	1.08	(a)	1.10	1.18	1.17	1.02		N/A
Net investment income	4.79	(a)	5.23	6.05	5.35	5.15		5.49
Portfolio turnover	27		50	63	63	88		45
Net assets at end of period (000 omitted)	$101,149		$99,965	$96,625	$83,554	$99,405		$101,422

Financial Highlights – continued

	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007	2006

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.98	(a)	1.00	1.09	N/A	N/A	N/A
Senior Securities:
Total notes payable outstanding (000 omitted)	$8,000		$8,000	$8,000	$1,000	N/A	N/A
Asset coverage per $1,000 of indebtedness (k)	$13,644		$13,496	$13,078	$84,554	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS InterMarket Income Trust I (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are

Notes to Financial Statements (unaudited) – continued

generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$466,944	$173,384	$44,061	$684,389
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,122	—	20,122
Non-U.S. Sovereign Debt	—	19,869,006	—	19,869,006
Corporate Bonds	—	59,024,100	—	59,024,100
Residential Mortgage-Backed Securities	—	2,950,861	—	2,950,861
Asset-Backed Securities (including CDOs)	—	975,618	—	975,618
Foreign Bonds	—	22,955,033	—	22,955,033
Floating Rate Loans	—	184,779	—	184,779
Mutual Funds	1,366,315	—	—	1,366,315
Total Investments	$1,833,259	$106,152,903	$44,061	$108,030,223

Other Financial Instruments
Futures	$(402)	$—	$—	$(402)
Swaps	—	10,600	—	10,600
Forward Foreign Currency Exchange Contracts	—	(176,729)	—	(176,729)

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/10	$—
Transfers into level 3	44,061
Balance as of 5/31/11	$44,061

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2011 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(402)
Foreign Exchange	Forward Foreign Currency Exchange	7,624	(184,353)
Credit	Credit Default Swaps	10,600	—
Total		$18,224	$(184,755)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate	$17,109	$—	$—
Foreign Exchange	—	—	(274,312)
Credit	—	2,429	—
Total	$17,109	$2,429	$(274,312)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$463	$—	$—
Foreign Exchange	—	—	(128,423)
Credit	—	1,122	—
Total	$463	$1,122	$(128,423)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of

Notes to Financial Statements (unaudited) – continued

transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated

Notes to Financial Statements (unaudited) – continued

benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received

Notes to Financial Statements (unaudited) – continued

by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At May 31, 2011, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will

Notes to Financial Statements (unaudited) – continued

be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/10
Ordinary income (including any short-term capital gains)	$5,365,654

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/11
Cost of investments	$102,219,842
Gross appreciation	7,262,836
Gross depreciation	(1,452,455)
Net unrealized appreciation (depreciation)	$5,810,381

As of 11/30/10
Undistributed ordinary income	513,065
Capital loss carryforwards	(7,466,797)
Other temporary differences	(92,583)
Net unrealized appreciation (depreciation)	4,981,443

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/13	$(333,261)
11/30/14	(1,436,435)
11/30/16	(1,946,452)
11/30/17	(3,750,649)
$(7,466,797)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2011, these fees paid to MFSC amounted to $3,149.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.

Notes to Financial Statements (unaudited) – continued

Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2011 was equivalent to an annual effective rate of 0.0244% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $3,173 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $549 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $235, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$109,980	$337,469
Investments (non-U.S. Government securities)	$28,917,552	$27,503,297

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 39,900 shares of beneficial interest during the six months ended May 31, 2011 at an average price per share of $8.18 and a weighted average discount of 10.98% per share. During the year ended November 30, 2010, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 5/31/11		Year ended 11/30/10
	Shares	Amount	Shares	Amount
Treasury shares reacquired	(39,900)	$(326,343)	—	$—

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $15,000,000. At May 31, 2011, the fund had outstanding borrowings under this agreement in the amount of $8,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The credit agreement matures on February 10, 2012. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $48,545 during the period. The fund paid a commitment fee of $3,985 based on the average daily unused portion of the revolving line of credit which is reported in miscellaneous expense on the Statement of Operations. For the six months ended May 31, 2011, the average loan balance was $8,000,000 at a weighted average annual interest rate of 1.22%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,790,309	14,726,389	(16,150,383)	1,366,315

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,018	$1,366,315

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS InterMarket Income Trust I:

We have reviewed the accompanying statement of assets and liabilities of the MFS InterMarket Income Trust I (the Fund), including the portfolio of investments, as of May 31, 2011, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2011. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2010, and its financial highlights for each of the four years in the period then ended, and in our report dated January 14, 2011, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for the year ended November 30, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 15, 2011

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CMK

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS InterMarket Income Trust I (the “Fund”) is set forth below.

Portfolio Manager	Primary Role	Since	Title and Five Year History
James J. Calmas	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment area of MFS since 1988.

William J. Adams	High Yield Corporate Debt Securities Portfolio Manager	May 2011	Investment Officer of MFS; employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005

Compensation. Portfolio manager compensation is reviewed annually. As of December 31, 2010, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2010*, the following benchmarks were used to measure performance for the Fund:

Portfolio Manager	Benchmark(s)
James J. Calmas	Barclays Capital U.S. Credit Bond Index

Barclays Capital U.S. High-Yield Corporate Bond Index

JP Morgan Emerging Market Bond Index Global

Citigroup World Government Bond Non-Dollar Hedged Index

Citigroup World Government Bond Non-Dollar Index

Barclays Capital U.S. Government/Mortgage Bond Index

*	For any Portfolio Managers not listed in the table below, as of December 31, 2010, such portfolio manager’s performance bonus was not based on the pre-tax performance of the Fund relative to a benchmark.

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of May 2, 2011. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
James J. Calmas	N
William J. Adams	N

Other Accounts. In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of the Fund’s fiscal year ended November 30, 2010, were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James J. Calmas	7	$2.8 billion	3	$1.4 billion	1	$12.6 million
William J. Adams**	13	$4.5 billion	7	$2.0 billion	0	N/A

*	Includes the Fund.
**	As of May 2, 2011.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest.

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. A Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager of a significant percentage of the portfolio manager’s assets.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS InterMarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/10-12/31/10	0	N/A	0	1,090,580
1/01/11-1/31/11	0	N/A	0	1,090,580
2/01/11-2/28/11	0	N/A	0	1,090,580
3/01/11-3/31/11	39,900	8.18	39,900	1,050,680
4/01/11-4/30/11	0	N/A	0	1,050,680
5/01/11-5/31/11	0	N/A	0	1,050,680

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2011 plan year is 1,090,580.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: July 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: July 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2011

*	Print name and title of each signing officer under his or her signature.